Acquisitions & Divestitures - Major categories of income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations
Provision for income taxes	$ (9)	$ 124	$ 714
Income/(loss) from discontinued operations, net of tax	(12)	(143)	1,030
Managed infrastructure services unit | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Discontinued Operations
Revenue	0	7	14,994
Cost of sales	0	24	11,270
Selling, general and administrative expense	22	86	1,900
RD&E and Other (income) and expense	(1)	(84)	80
Income/(loss) from discontinued operations before income taxes	(20)	(20)	1,744
Provision for income taxes	(9)	124	714
Income/(loss) from discontinued operations, net of tax	$ (12)	$ (143)	$ 1,030